Aircraft Impairment Charges on Flight Equipment Held for Use (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013 aircraft	Sep. 30, 2012 aircraft	Sep. 30, 2013 aircraft	Sep. 30, 2012 aircraft	Dec. 31, 2012 aircraft	Dec. 31, 2011 aircraft	Dec. 31, 2010 aircraft
Aircraft impairment charges on flight equipment held for use
Impairment charges	$ 1,104,625,000	$ 61,237,000	$ 1,139,863,000	$ 102,662,000	$ 102,662,000	$ 1,567,180,000	$ 1,110,427,000
Aircraft impaired	36	6	40	10	10	100	82
Held for use, number of previously impaired aircraft		1		1
Change in estimated useful life
Aircraft impairment charges on flight equipment held for use
Number of aircraft	55		55
Aircraft impaired	32
Estimated increase in depreciation expense, remainder of year	7,000,000		7,000,000
Estimated annual increase in depreciation expense for December 31, 2014	23,000,000		23,000,000
Widebody aircraft
Aircraft impairment charges on flight equipment held for use
Impairment charges	$ 1,000,000,000
Number of engines in aircraft	4